Noninterest income (Tables)	6 Months Ended
Sep. 30, 2019
Summary of Noninterest Income
Details of Noninterest income for the six months ended September 30, 2018 and 2019 are as follows:

	Six months ended September 30,
	2018	2019
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	79,138	64,498
Deposits and lending business (2)	70,647	76,179
Remittance business (1)	55,078	56,075
Asset management business (1)	49,818	48,291
Trust related business (1)	57,372	56,459
Agency business (1)	19,509	15,152
Guarantee related business (3)	14,234	13,898
Fees for other customer services (1)	67,931	73,440

Total Fee and commission income	413,727	403,992

Foreign exchange gains (losses)—net (3)	44,718	27,923
Trading account gains (losses)—net (2)	64,956	395,405
Investment gains (losses)—net:
Debt securities (3)	2,485	31,092
Equity securities (3)	306,788	(126,648)
Equity in earnings (losses) of equity method investees—net (3)	22,627	22,066
Gains on disposal of premises and equipment (3)	4,305	1,693
Other noninterest income (2)	48,950	34,839

Total	908,556	790,362

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.